Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2014	2015
Advance to EMS providers (1)	$23,914	$14,700
Receivable for equipment sales	—	10,441
Receivable for disposal a subsidiary	—	3,112
Value added taxes recoverable	1,713	1,514
Social insurance borne by employee	967	888
Deposits	941	282
Rebate receivable	—	213
Other prepaid and current assets	178	159
Staff advances	192	88
Prepaid royalty fee	161	—
Prepaid testing and tooling fee	85	—

	$28,151	$31,397

(1)	EMS providers manufacture the mobile phone based on the Company’s design.